Payment of Dividends	12 Months Ended
Jun. 27, 2015
Equity [Abstract]
Payment of Dividends	8. Payment of Dividends On May 14, 2013, Performance Food Group Company paid a $220 million, or $2.53 per share, dividend to its Class A and Class B shareholders.